BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares authorized	7,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	300,000,000
Common stock, shares issued	26,176,153	18,682,310
Treasury stock, shares	2,284	2,284
Allowance for Doubtful Accounts Receivable, Current	$ 30	$ 16
Allowance for Doubtful Other Receivables, Current	10	10
Accounts Receivable Related Parties Net Current	480	470
Deferred Revenue Related Party	480	480
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	0
Temporary equity, shares issued	750,000	0
Temporary equity, shares outstanding	750,000	0
Temporary equity, liquidation preference	$ 750,100